Organization and Nature of Business (Marketing Analysts, LLC and Affiliate)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization and Nature of Business

Note 1 – Organization, Nature of Business, Liquidity, and Management Plan

Organization and Nature of Business. The formation of MR2 Group, Inc. (“MR2”), an entity organized to hold equity interests in entities that have and will provide market research surveys and related services to private and publicly-owned enterprises and government agencies, occurred in December 2017. Subsequent to December 31, 2017, in preparation for an initial public offering, MR2 shall receive all equity interests in Precision Opinion, Inc. (“Precision”) and its subsidiaries (the “Company”) on the date in which MR2 seeks effectiveness of the registration statement. The exchange transaction shall involve entities under common control shall be recorded at historical cost. MR2 has formed other 100%-owned subsidiaries to accomplish expansion opportunities in the United States and selected foreign jurisdictions, all of which shall have no assets or operations of their own until the effective date. The formation of MR2 and the other entities did not involve capital raising. Upon the effective date of the registration statement, the financial statements of Precision Opinion, Inc. and subsidiaries shall become the historical financial statements of MR2 Group, Inc., the “Registrant.” For the periods presented herein, Precision accounted for substantially all of the operations and all domestic activities. Precision, organized in July 2007, conducted an insignificant portion of its business through Turning Point Research Ltd. (“Turning Point”), its 100%-owned subsidiary, from May 2014 until dissolution in February 2016. Turning Point performed online market research services.

Liquidity and Management Plans. Typically, the Company’s liquidity requirements consist primarily of funds necessary to pay operating expenses largely consisting of payroll and other data collection costs, principal and interest on loans, and capital expenditures. Sources of our liquidity include our existing working capital and cash provided from operations that may vary frequently due to timing of projects with relatively few customers. In recent months, we have incurred costs that are outside our normal course of business; specifically, we have incurred significant costs related to the Company’s planned initial public offering and related S-1 filing. Such fees include fees related to audits of prior period financial statements not previously required, investment banker fees, legal fees, SEC counsel fees, SEC consulting fees, regulatory fees, and travel costs.

In addition, during the first quarter of 2018, the Company experienced lower revenues as a result of project timing and because a significant customer withheld payment on approximately $250,000 of outstanding invoices until management is able to satisfactorily explain certain details concerning the related deliverables. Management believes, but there is no assurance that, such amounts will be collected in full in the near future.

Due to pressure on our liquidity, in 2018, we obtained short-term financing in order to meet our short-term liquidity requirements. Management does not expect significant future short-term borrowings but expects that cash flow from operations to be sufficient to cover short-term liquidity needs, including those arising from costs outside the normal course of business. When considering long-term liquidity needs, the Company believes that future working capital will be sufficient to manage our liquidity needs. The Company intends to acquire additional customers through the acquisition of complimentary research firms, including Marketing Analysts, LLC, with a portion of equity capital raised in its planned initial public offering.

If management is unable to achieve the above noted goals, additional short-term borrowings may be necessary. Management believes that a successful planned offering and raising of capital through such offering would be beneficial to the Company’s working capital and liquidity position, as noted above. Further, such offering would allow for both organic and inorganic growth opportunities, including the acquisition of complimentary research firms that would be difficult or impossible to achieve using only cash provided by operations.

NOTE 1 – Organization, Nature of Business, Liquidity, and Management Plan

Organization and Nature of Business. The formation of MR2 Group, Inc. (“MR2”), an entity organized to hold equity interests in entities that have and will provide market research surveys and related services to private and publicly-owned enterprises and government agencies, occurred in December 2017. Subsequent to December 31, 2017, in preparation for an initial public offering, MR2 shall receive all equity interests in Precision Opinion, Inc. (“Precision”) and its subsidiaries (the “Company”) on the date in which MR2 seeks effectiveness of the registration statement. The exchange transaction shall involve entities under common control shall be recorded at historical cost. MR2 has formed other 100%-owned subsidiaries to accomplish expansion opportunities in the United States and selected foreign jurisdictions, all of which shall have no assets or operations of their own until the effective date. The formation of MR2 and the other entities did not involve capital raising. Upon the effective date of the registration statement, the financial statements of Precision Opinion, Inc. and subsidiaries shall become the historical financial statements of MR2 Group, Inc., the “Registrant.” For the periods presented herein, Precision accounted for substantially all of the operations and all domestic activities. Precision, organized in July 2007, conducted an insignificant portion of its business through Turning Point Research Ltd. (“Turning Point”), its 100%-owned subsidiary, from May 2014 until dissolution in February 2016. Turning Point performed online market research services.

Historically, a significant portion of the Company’s revenues and receivables are concentrated with a relatively few customers (Note 10). In addition, the Company’s revenues tend to increase during election years and decrease significantly during off years.

Liquidity and Management Plans. Typically, the Company’s liquidity requirements consist primarily of funds necessary to pay operating expenses largely consisting of payroll and other data collection costs, principal and interest on loans, and capital expenditures. Sources of our liquidity include our existing working capital and cash provided from operations that may vary frequently due to timing of projects with relatively few customers. In recent months, we have incurred costs that are outside our normal course of business; specifically, we have incurred significant costs related to the Company’s planned initial public offering and related S-1 filing. Such fees include fees related to audits of prior period financial statements not previously required, investment banker fees, legal fees, SEC counsel fees, SEC consulting fees, regulatory fees, and travel costs.

In addition, during the first quarter of 2018, the Company experienced lower revenues as a result of project timing and because a significant customer withheld payment on approximately $250,000 of outstanding invoices until management is able to satisfactorily explain certain details concerning the related deliverables. Management believes, but there is no assurance that, such amounts will be collected in full in the near future.

Due to pressure on our liquidity, in 2018, we obtained short-term financing in order to meet our short-term liquidity requirements. Management does not expect significant future short-term borrowings, but expects that cash flow from operations to be sufficient to cover short-term liquidity needs, including those arising from costs outside the normal course of business. When considering long-term liquidity needs, the Company believes that future working capital will be sufficient to manage our liquidity needs. The Company intends to acquire additional customers through the acquisition of complimentary research firms, including Marketing Analysts, LLC (Note 11), with a portion of equity capital raised in its planned initial public offering.

If management is unable to achieve the above noted goals, additional short-term borrowings may be necessary. Management believes that a successful planned offering and raising of capital through such offering would be beneficial to the Company’s working capital and liquidity position, as noted above. Further, such offering would allow for both organic and inorganic growth opportunities, including the acquisition of complimentary research firms that would be difficult or impossible to achieve using only cash provided by operations.

Marketing Analysts, LLC and Affiliate [Member]
Organization and Nature of Business

Note 1 - Organization and Nature of Business

Marketing Analysts, LLC (“MAi” or the “Company”) is an independent research services firm. We work with business and technology leaders to help them develop customer-focused strategies that drive growth. Since 1982, MAi, originally Marketing Analysts incorporated, has been delivering accurate, actionable research to some of the most successful companies in the world. We help our clients promote their brands and understand their customers using proven research methodologies, innovative analytic techniques, and the insight of our experience. Our commitment to excellence has led us to develop new methodologies, new questionnaire designs, new analytical techniques, and new research applications. We invest in development so we can better serve our clients and ensure their success in marketing and developing their products.

NOTE 1 – Organization and Nature of Business

Marketing Analysts, LLC (“MAi” or the “Company”) is an independent research services firm. We work with business and technology leaders to help them develop customer-focused strategies that drive growth. Since 1982, MAi, originally Marketing Analysts incorporated, has been delivering accurate, actionable research to some of the most successful companies in the world. We help our clients promote their brands and understand their customers using proven research methodologies, innovative analytic techniques, and the insight of our experience. Our commitment to excellence has led us to develop new methodologies, new questionnaire designs, new analytical techniques, and new research applications. We invest in development so we can better serve our clients and ensure their success in marketing and developing their products.

Historically, a significant portion of the Company’s revenues and receivables are concentrated with a relatively few customers (Note 7).